UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment:               |_|; Amendment Number: ____

This  Amendment  (Check  only  one):   |_|  is a restatement
                                       |_|  adds new holding entries.

Institutional Manager Filing this Report:

Name:     Miura Global Management, LLC

Address:  101 Park Avenue - 21st Floor
          New York, New York 10178


13F File Number: 028-12333

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gregory Heyman
Title:  Chief Compliance Officer
Phone:  (212) 984-8825


Signature, Place and Date of Signing:

/s/ Gregory Heyman             New York, New York             May 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  35

Form 13F Information Table Value Total: $ 1,165,761
                                         (thousands)


List of Other Included Managers:  NONE




                                             FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7      COLUMN 8

                                                           VALUE     SHRS OR    SH/ PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X$1000)  PRN AMT    PRN CALL  DISCRETION  MGRS    SOLE       SHARED NONE
--------------                --------------   -----       --------  -------    --- ----  ----------  ----    ----       ------ ----
APPLE INC                     COM              037833100   111,523      320,000 SH        SOLE        N/A       320,000  0      0
ATMEL CORP                    COM              049513104    18,376    1,348,200 SH        SOLE        N/A     1,348,200  0      0
BAIDU INC                     SPON ADR REP A   056752108    41,343      300,000 SH        SOLE        N/A       300,000  0      0
BANCO SANTANDER SA            ADR              05964H105     1,757      150,000 SH        SOLE        N/A       150,000  0      0
BORGWARNER INC                COM              099724106    13,946      175,000 SH        SOLE        N/A       175,000  0      0
CABLEVISION SYS CORP          CL A NY CABLVS   12686C109    51,050    1,475,000 SH        SOLE        N/A     1,475,000  0      0
DAVITA INC                    COM              23918K108    20,522      240,000 SH        SOLE        N/A       240,000  0      0
DECKERS OUTDOOR CORP          COM              243537107    12,923      150,000 SH        SOLE        N/A       150,000  0      0
DIRECTV                       COM CL A         25490A101    54,737    1,169,600 SH        SOLE        N/A     1,169,600  0      0
E-COMMERCE CHINA DANGDANG IN  SPN ADS COM A    26833A105     9,490      460,000 SH        SOLE        N/A       460,000  0      0
FRESH MKT INC                 COM              35804H106    16,228      430,000 SH        SOLE        N/A       430,000  0      0
GREEN MTN COFFEE ROASTERS IN  COM              393122106    19,383      300,000 SH        SOLE        N/A       300,000  0      0
ILLUMINA INC                  COM              452327109    39,940      570,000 SH        SOLE        N/A       570,000  0      0
INFORMATICA CORP              COM              45666Q102    19,441      372,500 SH        SOLE        N/A       372,500  0      0
IVANHOE MINES LTD             COM              46579N103    19,222      700,000 SH        SOLE        N/A       700,000  0      0
LIBERTY GLOBAL INC            COM SER A        530555101    88,965    2,148,400 SH        SOLE        N/A     2,148,400  0      0
LIBERTY GLOBAL INC            COM SER C        530555309    21,995      550,000 SH        SOLE        N/A       550,000  0      0
LIBERTY MEDIA CORP NEW        CAP COM SER A    53071M302    58,936      800,000 SH        SOLE        N/A       800,000  0      0
LULULEMON ATHLETICA INC       COM              550021109    35,620      400,000 SH        SOLE        N/A       400,000  0      0
MAKO SURGICAL CORP            COM              560879108    13,172      546,100 SH        SOLE        N/A       546,100  0      0
MCKESSON CORP                 COM              58155Q103    61,264      775,000 SH        SOLE        N/A       775,000  0      0
MEAD JOHNSON NUTRITION CO     COM              582839106    11,586      200,000 SH        SOLE        N/A       200,000  0      0
NXP SEMICONDUCTORS N V        COM              N6596X109     1,199       40,000 SH        SOLE        N/A        40,000  0      0
OPENTABLE INC                 COM              68372A104     1,489       14,000 SH        SOLE        N/A        14,000  0      0
POTASH CORP SASK INC          COM              73755L107    35,358      600,000 SH        SOLE        N/A       600,000  0      0
QUALCOMM INC                  COM              747525103    62,287    1,136,000 SH        SOLE        N/A     1,136,000  0      0
SALIX PHARMACEUTICALS INC     COM              795435106    32,333      923,000 SH        SOLE        N/A       923,000  0      0
SINA CORP                     ORD              G81477104    21,408      200,000 SH        SOLE        N/A       200,000  0      0
SIRIUS XM RADIO INC           COM              82967N108    24,173   14,650,000 SH        SOLE        N/A    14,650,000  0      0
SOHU COM INC                  COM              83408W103     8,936      100,000 SH        SOLE        N/A       100,000  0      0
ULTA SALON COSMETCS & FRAG I  COM              90384S303    77,345    1,607,000 SH        SOLE        N/A     1,607,000  0      0
UNION PAC CORP                COM              907818108    49,165      500,000 SH        SOLE        N/A       500,000  0      0
VALEANT PHARMACEUTICALS INTL  COM              91911K102    88,911    1,785,000 SH        SOLE        N/A     1,785,000  0      0
VMWARE INC                    CL A COM         928563402     7,485       91,800 SH        SOLE        N/A        91,800  0      0
YOUKU COM INC                 SPONSORED ADR    98742U100    14,253      300,000 SH        SOLE        N/A       300,000  0      0

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